UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21590
AIG Strategic Hedge Fund of Funds
(Exact name of registrant as specified in charter)
599 Lexington Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)
Robert Discolo
AIG Strategic Hedge Fund Of Funds
599 Lexington Avenue
New York, NY 10022

(Name and address of agent for service)
Registrant’s telephone number, including area code: (646) 735-0552
Date of fiscal year end: March 31
Date of reporting period: December 31, 2005
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

AIG Strategic Hedge Fund of Funds
Schedule of Investments
December 31, 2005

		Unrealized		Percentage of
Portfolio Fund	Cost	gain/loss	Fair Value	Fund's Net Assets	Liquidity

Equity Long/Short
Cantillon Technology Fund Ltd.	$2,025,100	$125,525	$2,150,625	3.39%	Monthly
Glenview Capital Partners (Cayman) Ltd.	3,000,000	1,244,269	4,244,269	6.69%	Quarterly *
Hunter Global Investors Offshore Ltd.	3,000,000	605,594	3,605,594	5.68%	Quarterly *,**
Mako Europe Fund Ltd.	1,200,000	70,334	1,270,334	2.00%	Daily
Maverick Levered Fund Ltd.	1,500,000	113,425	1,613,425	2.54%	Quarterly *,**
Meditor Cobra Fund (C) Ltd.	605,050	13,918	618,968	0.98%	Daily
SLS Offshore Fund Ltd.	2,250,000	333,830	2,583,830	4.07%	Quarterly *
Wellington North River	2,500,000	119,370	2,619,370	4.13%	Quarterly

	16,080,150	2,626,265	18,706,415	29.48%

Event Driven
Avenue International, Ltd.	2,500,000	280,037	2,780,037	4.38%	Quarterly *
Canyon Value Realization Fund (Cayman) Ltd.	2,000,000	342,002	2,342,002	3.69%	Quarterly
Canyon Value Realization Fund	500,000	31,171	531,171	0.84%	Quarterly
(Cayman) Ltd., Class E			—
Castlerigg International Ltd.	3,500,000	550,116	4,050,116	6.38%	Quarterly *
K Capital (USD) Ltd.	2,100,000	(353,626)	1,746,374	2.75%	Quarterly *,**
Oz Europe Overseas Fund	3,000,000	60,600	3,060,600	4.82%	Quarterly
York Investment Ltd.	4,000,000	713,370	4,713,370	7.43%	Quarterly

	17,600,000	1,623,670	19,223,670	30.29%

Global Macro
BridgeWater Pure Alpha Funds Ltd.	2,000,000	329,638	2,329,638	3.67%	Daily
Graham Global Fed Policy	1,000,000	55,911	1,055,911	1.66%	Monthly
Graham Global Investment Fund II Ltd. K4	700,000	(102,638)	597,362	0.94%	Monthly
Graham Global Investment Fund II Ltd. K5	1,000,000	(63,727)	936,273	1.48%	Monthly
The Capital Fund, Ltd.	1,500,000	31,133	1,531,133	2.41%	Monthly *,**

	6,200,000	250,317	6,450,317	10.16%

Relative Value
HBK Offshore Fund, Ltd.	3,000,000	65,975	3,065,975	4.83%	Quarterly
Kensington Global Strategies Fund Ltd.	2,250,000	249,729	2,499,729	3.94%	Yearly ***
MKP Offshore Partners Ltd.	2,000,000	(4,426)	1,995,574	3.14%	Quarterly
MKP Opportunity Offshore Ltd.	1,000,000	60,710	1,060,710	1.67%	Monthly
Polygon Global Opportunities Fund	3,000,000	743,245	3,743,245	5.90%	Quarterly
Silverback Offshore, Ltd.	647,978	(328,018)	319,960	0.50%	Quarterly *,**
Suttonbrook Offshore Partners Ltd.	2,000,000	236,364	2,236,364	3.53%	Quarterly *

	13,897,978	1,023,579	14,921,557	23.51%

Total	$53,778,128	$5,523,831	$59,301,959	93.45%

Other Assets, less Liabilities			$4,159,628	6.55%

Net Assets			$63,461,641	100.00%

*	Initial lock-up is applicable.

**	Early redemption penalty.

***	Investment is committed for first 2 years with 3 year redemption periods thereafter. Profits can be redeemed annually.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.
Item 2. Controls and Procedures.
(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AIG Strategic Hedge Fund of Funds

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date	March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date	March 1, 2006

By (Signature and Title)*	/s/ Philip J. Dunne

Philip J. Dunne, Treasurer and Principal Financial Officer
(principal financial officer)

Date	February 28, 2006

* Print the name and title of each signing officer under his or her signature.